4204\006\CREISER\1395412.1
                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacific Edge Investment Management, LLC
Address:  444 High Street, Suite 300
          Palo Alto, CA  94301

Form 13F File Number:    28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name:     Karen Payne
Title:    Manager
Phone:    (650) 325-3343

Signature, Place and Date of Signing:

     /s/ Karen Payne
     Karen Payne              Palo Alto, CA            November __, 2006

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      29

Form 13F Information Table Value Total:      188,982 (in thousands)


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NAME OF ISSUER        TITLE  CUSIP     VALUE     SHARES     SH/  PUT/  INV.  OTHER  VOTING AUTH
                      OF               X1000                PRN  CALL  DISC  MGR
                      CLASS                                            .
                                                                                    SOLE   SHR    NONE

***ON TRACK           NASDA  M8791A10  1172      156238     SH         Sole         15623
INNOVATION            Q OTC  9                                                      8
                      ISSUE
                      S
***SILICON MOTION     NASDA  82706C10  8240      495471     SH         Sole         49547
TECHNOLOGY            Q OTC  8                                                      1
                      ISSUE
                      S
ACTUATE CORPORATION   NASDA  00508B10  9627      2182880    SH         Sole         21828
                      Q OTC  2                                                      80
                      ISSUE
                      S
ANIXTER INTL INC      COMMO  03529010  5107      90429      SH         Sole         90429
                      N      5
                      STOCK
                      S
AXT INC               NASDA  00246W10  2150      504615     SH         Sole         50461
                      Q OTC  3                                                      5
                      ISSUE
                      S
CALLIDUS SOFTWARE     NASDA  13123E50  4323      889419     SH         Sole         88941
INC                   Q OTC  0                                                      9
                      ISSUE
                      S
CEVA INC              NASDA  15721010  3774      666735     SH         Sole         66673
                      Q OTC  5                                                      5
                      ISSUE
                      S
CHEROKEE              COMMO  16445010  1815      518647     SH         Sole         51864
INTERNATIONAL CORP    N      8                                                      7
                      STOCK
                      S
CIBER INC             COMMO  17163B10  3403      513206     SH         Sole         51320
                      N      2                                                      6
                      STOCK
                      S
DIAMONDCLUSTER INTL   NASDA  25269L10  7318      656935     SH         Sole         65693
INC.                  Q OTC  6                                                      5
                      ISSUE
                      S
ELECTRONICS FOR       NASDA  28608210  4279      187000     SH         Sole         18700
IMAGING INC           Q OTC  2                                                      0
                      ISSUE
                      S
FOUNDRY NETWORKS INC  NASDA  35063R10  10081     766600     SH         Sole         76660
                      Q OTC  0                                                      0
                      ISSUE
                      S
I2 TECHNOLOGIES INC   NASDA  46575420  9432      503600     SH         Sole         50360
                      Q OTC  8                                                      0
                      ISSUE
                      S
INNOVATIVE SOLUTIONS  NASDA  45769N10  4762      327765     SH         Sole         32776
& SUPPORT             Q OTC  5                                                      5
                      ISSUE
                      S
IXIA                  NASDA  45071R10  5012      562561     SH         Sole         56256
                      Q OTC  9                                                      1
                      ISSUE
                      S
KOPIN CORP            NASDA  50060010  2167      646965     SH         Sole         64696
                      Q OTC  1                                                      5
                      ISSUE
                      S
LOGICVISION INC       NASDA  54140W10  1122      850000     SH         Sole         85000
                      Q OTC  7                                                      0
                      ISSUE
                      S
MARVELL TECHNOLOGIES  NASDA  G5876H10  3874      200000     SH         Sole         20000
GROUP                 Q OTC  5                                                      0
                      ISSUE
                      S
MIPS TECHNOLOGIES     NASDA  60456710  14199     2103595    SH         Sole         21035
INC                   Q OTC  7                                                      95
                      ISSUE
                      S
MOSYS INC             NASDA  61971810  607       90196      SH         Sole         90196
                      Q OTC  9
                      ISSUE
                      S
MRO SOFTWARE INC      NASDA  55347W10  13648     531680     SH         Sole         53168
                      Q OTC  5                                                      0
                      ISSUE
                      S
QLOGIC CORP           NASDA  74727710  4158      220000     SH         Sole         22000
                      Q OTC  1                                                      0
                      ISSUE
                      S
SEAGATE TECHNOLOGY    COMMO  G7945J10  12835     555875     SH         Sole         55587
HOLDINGS              N      4                                                      5
                      STOCK
                      S
SEAGATE TECHNOLOGY    PUT    G7945J10  19165     830000     SH   PUT   Sole         83000
HOLDINGS              OPTIO  4                                                      0
                      NS
SUPPORTSOFT INC       NASDA  86858710  3387      775000     SH         Sole         77500
                      Q OTC  6                                                      0
                      ISSUE
                      S
SYMANTEC CORP         NASDA  87150310  7597      357000     SH         Sole         35700
                      Q OTC  8                                                      0
                      ISSUE
                      S
SYMBOL TECHNOLOGIES   COMMO  87150810  8779      590750     SH         Sole         59075
INC                   N      7                                                      0
                      STOCK
                      S
SYMMETRICOM INC       NASDA  87154310  8893      1101979    SH         Sole         11019
                      Q OTC  4                                                      79
                      ISSUE
                      S
VIRAGE LOGIC CORP     NASDA  92763R10  8056      884291     SH         Sole         88429
                      Q OTC  4                                                      1
                      ISSUE
                      S
